Operating expenses (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Employee benefit expenses	£ (97,745)	£ (81,750)	£ (186,250)	£ (153,657)
Depreciation - property, plant and equipment (note 14)	(3,066)	(3,167)	(6,259)	(6,466)
Depreciation - right-of-use assets (note 15)	(443)	(426)	(871)	(848)
Depreciation - investment property (note 16)	(70)	(70)	(140)	(135)
Amortization (note 17)	(38,653)	(32,459)	(73,787)	(64,002)
Other operating expenses	(29,748)	(20,787)	(56,521)	(37,024)
Exceptional items (note 8)	(9,992)		(9,992)
Total operating expenses	£ (179,717)	£ (138,659)	£ (333,820)	£ (262,132)